Capital Management	12 Months Ended
Dec. 31, 2019
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Capital Management

NOTE 26   CAPITAL MANAGEMENT

The objective of our capital allocation policy is to balance the return of capital to our shareholders, improvements in the efficiency of our existing assets, and delivery on our growth opportunities, while maintaining a strong balance sheet and flexible capital structure to optimize the cost of capital at an acceptable level of risk. Our goal is to pay a stable and growing dividend with a target payout that represents 40 to 60 percent of free cash flow after sustaining capital through the agricultural cycle.

We monitor our capital structure and, based on changes in economic conditions, may adjust the structure by adjusting the amount of dividends paid to shareholders, repurchasing shares, issuing new shares, issuing new debt or retiring existing debt.

We use a combination of short-term and long-term debt to finance our operations. We typically pay floating rates of interest on short-term debt and credit facilities, and fixed rates on notes and debentures.

Adjusted net debt and adjusted shareholders’ equity are included as components of our capital structure. The calculation of adjusted net debt, adjusted shareholders’ equity and adjusted capital are set out in the following table:

	2019	2018
Short-term debt	976	629
Current portion of long-term debt	502	995
Current portion of lease liabilities	214	8
Long-term debt	8,553	7,579
Lease liabilities	859	12
Total debt	11,104	9,223
Cash and cash equivalents	(671)	(2,314)
Net debt	10,433	6,909
Unamortized fair value adjustments	(424)	(444)
Adjusted net debt	10,009	6,465
Total shareholders' equity	22,869	24,425
Accumulated other comprehensive loss	251	291
Adjusted shareholders' equity	23,120	24,716
Adjusted capital	33,129	31,181

We monitor the following ratios:

	2019	2018
Adjusted net debt to adjusted EBITDA	2.5	1.6
Adjusted EBITDA to adjusted finance costs	8.0	8.1
Adjusted net debt to adjusted capital (%)	30.2	20.7

Other components of ratios above are calculated as follows:

	2019	2018
Net earnings (loss) from continuing operations	992	(31)
Finance costs	554	538
Income tax expense (recovery)	316	(93)
Depreciation and amortization	1,799	1,592
EBITDA	3,661	2,006
Impairment of assets	120	1,809
Merger and related costs	82	170
Acquisition and integration related costs	16	-
Share-based compensation	104	116
Foreign exchange loss (gain), net of derivatives	42	(10)
Defined Benefit Plans Curtailment Gain	-	(157)
Adjusted EBITDA	4,025	3,934

	2019	2018
Finance costs	554	538
Unwinding of discount on asset retirement obligations	(54)	(51)
Borrowing costs capitalized to property, plant and equipment	18	12
Interest on net defined benefit pension and other post-retirement plan obligations	(15)	(15)
Adjusted finance costs	503	484

We maintain a base shelf prospectus, which permits issuance through April 2020 in Canada and the US, of common shares, debt, and other securities up to $11,000.  Issuance of securities under the base shelf prospectus requires filing a prospectus supplement and is subject to the availability of funding in capital markets. During the year ended December 31, 2019, we filed a prospectus supplement to issue $1,500 of notes, as discussed in Note 20.